Oil and Gas Properties (Details) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Feb. 28, 2011	May 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Jan. 31, 2010
Consideration given:
Cash payment funded by debt								$ 6,469,552	$ 1,253,780	$ 20,000,000
Total consideration attributable to allocation							2,000,000	551,519			15,000,000	6,000,000	4,500,000
Allocation of purchase price:
Oil and gas revenue receivable	168,897	161,029	397,298	446,386		547,190	68,075
Asset retirement obligation						592,150	540,707
Wilke Field [Member]
Consideration given:
Cash payment funded by debt						4,500,000
Stock
Total consideration attributable to allocation						4,500,000
Allocation of purchase price:
Proved oil and gas properties						4,418,267
Unproved oil and gas properties						83,200
Total fair value of oil and gas properties acquired						4,501,467
Oil and gas revenue receivable						195,594
Total assets						4,697,061
Accounts payable
Asset retirement obligation						(197,061)
Total liabilities acquired						(197,061)
Net assets acquired						4,500,000
Supplemental information:
Value attributable to ORRI paid to lender
Value attributable to ORRI awarded to management						(125,220)
Albin Field [Member]
Consideration given:
Cash payment funded by debt						6,000,000
Stock						412,500
Total consideration attributable to allocation						6,412,500
Allocation of purchase price:
Proved oil and gas properties						4,675,099
Unproved oil and gas properties						1,791,619
Total fair value of oil and gas properties acquired						6,466,718
Oil and gas revenue receivable
Total assets						6,466,718
Accounts payable
Asset retirement obligation						(54,218)
Total liabilities acquired						(54,218)
Net assets acquired						6,412,500
Supplemental information:
Value attributable to ORRI paid to lender						(175,322)
Value attributable to ORRI awarded to management						(701,290)
State Line Field [Member]
Consideration given:
Cash payment funded by debt						15,000,000
Stock						1,875,000
Total consideration attributable to allocation						16,875,000
Allocation of purchase price:
Proved oil and gas properties						15,529,268
Unproved oil and gas properties						1,070,975
Total fair value of oil and gas properties acquired						16,600,243
Oil and gas revenue receivable
Total assets						16,600,243
Accounts payable						(52,147)
Asset retirement obligation						(149,151)
Total liabilities acquired						(201,298)
Net assets acquired						16,398,945
Supplemental information:
Value attributable to ORRI paid to lender						(158,685)
Value attributable to ORRI awarded to management						$ (317,370)